Consolidated Balance Sheets — Unaudited (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding.
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	12,200,378	6,123,432
Common stock, shares outstanding	12,200,378	6,123,432
As Restated
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding.
As Restated | Class A Common Stock
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares		2,651,614	15,421,314
Common stock subject to possible redemption, per share (in Dollars per share)		$ 10.10	$ 10.10
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		0	1,507,575
Common stock, shares outstanding		0	1,507,575
As Restated | Class B Common Stock
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		4,232,222	4,232,222
Common stock, shares outstanding		4,232,222	4,232,222